Summary of Operations and Significant Accounting Policies (Details 2) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Jul. 02, 2012	Mar. 31, 2013 item	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2012 item	Mar. 31, 2013 Equitrans Transmission and Storage System MMcf item mi	Dec. 31, 2012 Equitrans Transmission and Storage System item MMcf mi	Mar. 31, 2013 Gathering System mi	Dec. 31, 2012 Gathering System mi	Jul. 02, 2012 EQT	Jul. 02, 2012 Equitrans, L.P.	Jan. 02, 2011 Equitrans, L.P.	Jul. 02, 2012 Equitrans, L.P. EQT	Jul. 31, 2011 Big Sandy Pipeline Equitrans, L.P. mi	Jun. 18, 2012 Sunrise Pipeline project mi	Jun. 18, 2012 Sunrise Pipeline project EQT
Financial Statements
Non-cash distributions					$ 205,949,000								$ 12,000,000			$ 193,700,000
Length of FERC-regulated transmission pipeline (in miles)						700	700	2,000	2,000					70	40
Equity interest retained by parent (as a percent)										59.40%		97.25%
Common units issued to the public in an offering as a percentage of outstanding equity	40.60%
Number of common units issued to the public in an offering (in shares)	14,375,000
Common units held by parent (in shares)										2,964,718
Subordinated units held by parent (in shares)										17,339,718
General partner's interest (as a percent)	2.00%	2.00%		2.00%						2.00%
Net cash received upon closing of the IPO	277,000,000				276,780,000
Underwriters' discount and a structuring fee	20,000,000
Estimated offering expenses	5,000,000
Portion of proceeds from IPO that are distributed to parent	231,000,000
Amount retained to replenish amounts distributed by Equitrans to EQT	12,000,000
Amount retained to pre-fund maintenance capital expenditures	32,000,000
Payment of revolving credit facility origination fees	2,000,000				1,864,000
Maximum borrowing capacity	350,000,000
Elimination of net current and deferred tax liabilities			$ 9,794,000		$ 143,587,000						$ 143,600,000
Nature of Business
Number of counties in which midstream services are provided by the entity		22		22	22
Number of primary assets through which midstream services are provided		2		2	2
Number of long-haul interstate pipelines and multiple distribution companies connected by FERC-regulated interstate pipeline system						5	5
Number of associated natural gas storage reservoirs which supports FERC-regulated interstate pipeline system						14	14
Peak withdrawal capability Per day of associated natural gas storage reservoirs (in MMcf per day)						400	400
Working gas capacity of associated natural gas storage reservoirs (in Bcf)						32,000	32,000
Total throughput capacity per day from transmission assets (in TBtu per day)						1,400,000	1,400,000